Prospectus Supplement	April 20, 2023

George Putnam Balanced Fund	Putnam International Value Fund
Putnam California Tax-Exempt Income Fund	Putnam Large Cap Value Fund
Putnam Convertible Securities Fund (Class A, B, C, R, R6, and Y shares)	Putnam Money Market Fund
Putnam Core Bond Fund	Putnam Mortgage Opportunities Fund (Class A, C, R6, and Y shares)
Putnam Core Equity Fund	Putnam Mortgage Securities Fund
Putnam Diversified Income Trust	Putnam New York Tax Exempt Income Fund
Putnam Emerging Markets Equity Fund	Putnam Research Fund
Putnam Floating Rate Income Fund	Putnam Short Duration Bond Fund
Putnam Focused Equity Fund	Putnam Short-Term Municipal Income Fund
Putnam Focused International Equity Fund	Putnam Small Cap Growth Fund
Putnam Global Health Care Fund	Putnam Small Cap Value Fund
Putnam Global Income Trust	Putnam Strategic Intermediate Municipal Fund
Putnam Global Technology Fund	Putnam Sustainable Future Fund
Putnam Government Money Market Fund (Class A, B, C, G, P, and R shares)	Putnam Sustainable Leaders Fund
Putnam Large Cap Growth Fund	Putnam Tax Exempt Income Fund
Putnam High Yield Fund	Putnam Tax-Free High Yield Fund
Putnam Income Fund	Putnam Multi-Asset Income Fund
Putnam Intermediate-Term Municipal Income Fund	Putnam Dynamic Asset Allocation Equity Fund
Putnam International Capital Opportunities Fund	Putnam Ultra Short Duration Income Fund
Putnam International Equity Fund

Effective immediately, for the funds listed above, the first paragraph under the sub-section How do I sell or exchange fund shares? – Payment information is deleted and replaced in its entirety by the following:

If your account is held directly with Putnam Investor Services, the fund typically expects to send you payment for your shares the business day after your request is received in good order. If you hold your shares through certain financial intermediaries or financial intermediary programs, receipt of payment for your shares may differ based on industry standard trade settlement practices, as managed by your intermediary. However, it is possible that payment of redemption proceeds, for both accounts held with Putnam Investor Services and those held through a financial intermediary, may take up to seven days. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. Under normal market conditions, the fund typically expects to satisfy redemption requests by using holdings of cash and cash equivalents or selling portfolio assets to generate cash. Under stressed market conditions, the fund may also satisfy redemption requests by borrowing under the fund’s lines of credit or interfund lending arrangements. For additional information regarding the fund’s lines of credit and interfund lending arrangements, please see the SAI.

Putnam Dynamic Asset Allocation Balanced Fund	Putnam Minnesota Tax Exempt Income Fund
Putnam Dynamic Asset Allocation Conservative Fund	Putnam New Jersey Tax Exempt Income Fund
Putnam Dynamic Asset Allocation Growth Fund	Putnam Ohio Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund	Putnam Pennsylvania Tax Exempt Income Fund

Effective immediately, for the funds listed above, the first paragraph under the sub-section How do I sell or exchange fund shares? – Payment information is deleted and replaced in its entirety by the following:

If your account is held directly with Putnam Investor Services, a fund typically expects to send you payment for your shares the business day after your request is received in good order. If you hold your shares through certain financial intermediaries or financial intermediary programs, receipt of payment for your shares may differ based on industry standard trade settlement practices, as managed by your intermediary. However, it is possible that payment of redemption proceeds, for both accounts held with Putnam Investor Services and those held through a financial intermediary, may take up to seven days. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. Under normal market conditions, a fund typically expects to satisfy redemption requests by using holdings of cash and cash equivalents or selling portfolio assets to generate cash. Under stressed market conditions, a fund may also satisfy redemption requests by borrowing under the fund’s lines of credit or interfund lending arrangements. For additional information regarding a fund’s lines of credit and interfund lending arrangements, please see the SAI.

Putnam Retirement Advantage 2025 Fund	Putnam Sustainable Retirement 2025 Fund
Putnam Retirement Advantage 2030 Fund	Putnam Sustainable Retirement 2030 Fund
Putnam Retirement Advantage 2035 Fund	Putnam Sustainable Retirement 2035 Fund
Putnam Retirement Advantage 2040 Fund	Putnam Sustainable Retirement 2040 Fund
Putnam Retirement Advantage 2045 Fund	Putnam Sustainable Retirement 2045 Fund
Putnam Retirement Advantage 2050 Fund	Putnam Sustainable Retirement 2050 Fund
Putnam Retirement Advantage 2055 Fund	Putnam Sustainable Retirement 2055 Fund
Putnam Retirement Advantage 2060 Fund	Putnam Sustainable Retirement 2060 Fund
Putnam Retirement Advantage 2065 Fund	Putnam Sustainable Retirement 2065 Fund
Putnam Retirement Advantage Maturity Fund	Putnam Sustainable Retirement Maturity Fund

Effective immediately, for the funds listed above, the first paragraph under the sub-section How do I sell or exchange fund shares? – Payment information is deleted and replaced in its entirety by the following:

If your account is held directly with Putnam Investor Services, a fund typically expects to send you payment for your shares the business day after your request is received in good order. If you hold your shares through certain financial intermediaries or financial intermediary programs, receipt of payment for your shares may differ based on industry standard trade settlement practices, as managed by your intermediary. However, it is possible that payment of redemption proceeds, for both accounts held with Putnam Investor Services and those held through a financial intermediary, may take up to seven days. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. Under normal market conditions, a fund typically expects to satisfy redemption requests by using holdings of cash and cash equivalents or selling portfolio assets to generate cash. Under stressed market conditions, a fund may also satisfy redemption requests by borrowing under the fund’s interfund lending arrangements. For additional information regarding a fund’s interfund lending arrangements, please see the SAI.

Putnam Convertible Securities Fund (Class I shares)
Putnam Government Money Market Fund (Class I shares)
Putnam Mortgage Opportunities Fund (Class I shares)

Effective immediately, for the funds listed above, the first paragraph under the sub-section How do I sell fund shares? – Payment information is deleted and replaced in its entirety by the following:

If your account is held directly with Putnam Investor Services, the fund typically expects to send you payment for your shares the business day after your request is received in good order. If you hold your shares through certain financial intermediaries or financial intermediary programs, receipt of payment for your shares may differ based on industry standard trade settlement practices, as managed by your intermediary. However, it is possible that payment of redemption proceeds, for both accounts held with Putnam Investor Services and those held through a financial intermediary, may take up to seven days. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. Under normal market conditions, the fund typically expects to satisfy redemption requests by using holdings of cash and cash equivalents or selling portfolio assets to generate cash. Under stressed market conditions, the fund may also satisfy redemption requests by borrowing under the fund’s lines of credit or interfund lending arrangements. For additional information regarding the fund’s lines of credit and interfund lending arrangements, please see the SAI.

Shareholders should retain this Supplement for future reference.

333710 4/23